Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Operating Activities
Net (loss) income	$ (25.8)	$ 4.1	$ (2.6)	$ 2.9	$ 6.8
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Income from discontinued operations, net of income taxes		(0.4)	(3.1)		(0.8)
Depreciation and amortization	11.4	10.8	22.3	24.6	27.9
Amortization of debt discount and financing costs	2.7	1.2	2.9	6.7	10.5
Retirement benefit expense	32.0	20.5	41.0	46.4	41.9
Stock-based compensation	6.3	2.2	6.5	3.7	0.4
Net recognized gain on marketable securities					(0.1)
Impairment of long-lived asset					1.6
Tax benefit on stock-based awards	(0.1)	(0.7)	(3.3)	(0.2)
Loss on debt redeemed		0.4	0.4	0.2	1.2
Loss on bank amendment				1.3	0.7
Changes in assets and liabilities:
Accounts receivable	(30.5)	(0.8)	(4.5)	(0.3)	9.6
Inventories	(12.3)	12.1	2.6	1.6	10.7
Other receivables, prepaid expenses and other	6.5	3.0	0.6	2.2	7.3
Income tax receivable	(0.3)	2.8	6.5	2.3	(5.1)
Real estate held for entitlement and leasing	(1.8)	(1.2)	(3.9)	(4.4)	(5.2)
Receivable from Northrop	(0.2)	(0.5)	(3.0)	(7.7)	(5.2)
Recoverable from the U.S. government and other third parties for environmental remediation costs	10.2	5.5	7.5	29.1	2.5
Other noncurrent assets	2.1	4.4	3.2	2.5	6.5
Accounts payable	17.3	5.8	22.3	6.7	8.7
Pension benefits				(3.1)
Postretirement medical and life benefits	(2.8)	(2.7)	(5.1)	(5.5)	(5.9)
Advance payments on contracts	(4.7)	(7.1)	(8.4)	(1.5)	44.0
Income taxes payable	0.3
Other current liabilities	17.5	(3.6)	4.7	(1.6)	1.6
Deferred income taxes	1.4	1.5	4.0		(2.0)
Reserve for environmental remediation costs	(8.0)	(5.7)	(1.1)	(27.0)	(5.0)
Other noncurrent liabilities	(2.2)	(4.2)	(1.2)	(1.8)	(3.4)
Net cash provided by continuing operations	19.0	47.4	88.3	77.1	149.2
Net cash used in discontinued operations	(0.1)	(0.1)	(2.1)	(0.3)	(1.1)
Net Cash Provided by Operating Activities	18.9	47.3	86.2	76.8	148.1
Investing Activities
Purchases of restricted cash investments	(470.0)
Purchases of investments	(0.5)
Proceeds from sale of property		0.6
Capital expenditures	(21.7)	(9.3)	(37.2)	(21.1)	(16.9)
Proceeds from sale of land			0.6
Purchases of marketable securities				(15.0)	(154.2)
Sales of marketable securities				41.7	127.6
Purchases of restricted cash investments					(195.0)
Sales of restricted cash investments					195.0
Net Cash (Used in) Provided by Investing Activities	(492.2)	(8.7)	(36.6)	5.6	(43.5)
Financing Activities
Proceeds from issuance of debt	460.0				200.0
Debt repayments	(1.3)	(76.4)	(77.7)	(70.1)	(240.2)
Debt issuance costs	(13.1)	(0.3)	(1.3)	(4.2)	(7.7)
Tax benefit on stock-based awards	0.1	0.7	3.3	0.2
Proceeds from shares issued under equity plans	0.1		1.0
Vendor financing repayments		(0.4)	(0.8)	(1.8)	(1.5)
Net cash (used in) provided by financing activities	445.8	(76.4)	(75.5)	(75.9)	(49.4)
Net (decrease) increase in cash and cash equivalents	(27.5)	(37.8)	(25.9)	6.5	55.2
Cash and Cash Equivalents at Beginning of Period	162.1	188.0	188.0	181.5	126.3
Cash and Cash Equivalents at End of Period	134.6	150.2	162.1	188.0	181.5
Supplemental Disclosures of Cash Flow Information
Capital expenditure purchased with a note payable					4.4
Capital leases					1.3
Cash refund for income taxes		6.0	6.0	0.2
Cash paid for income taxes			11.2	3.9	3.5
Cash paid for interest	10.7	12.1	18.5	22.4	23.6
Federal income taxes [Member]
Supplemental Disclosures of Cash Flow Information
Cash paid for income taxes	4.3	3.4
State [Member]
Supplemental Disclosures of Cash Flow Information
Cash paid for income taxes	$ 0.6	$ 3.1